As filed with the Securities and Exchange Commission on or about November 16,
1995

Securities Act Registration No. 33-	59361
Investment Company Act Registration No. 811- 7285

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[   ]
	Pre-Effective Amendment No.                           	[   ]
	Post-Effective Amendment No.    1                      	[X]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[   ]
	Amendment No.    3                                             	[X]
                  (Check appropriate box or boxes)

       STRONG HERITAGE RESERVE SERIES, INC.
 (Exact Name of Registrant as Specified in Charter)

       100 Heritage Reserve
    Menomonee Falls, Wisconsin							                       53051
(Address of Principal Executive Offices)					           	(Zip Code)

        Registrant's Telephone Number, including Area Code:  (414) 359-3400

                           Thomas P. Lemke
                   Strong Capital Management, Inc.
                        100 Heritage Reserve
                  Menomonee Falls, Wisconsin  53051
               (Name and Address of Agent for Service)

                            Copies to:
                          Scott A. Moehrke
                        Godfrey & Kahn, S.C.
                      780 North Water Street
                    Milwaukee, Wisconsin  53202

In accordance with Rule 24f-2(a)(1) under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of its common stock, $.00001 par value.

It is proposed that this filing will become effective (check appropriate box).

		[X]	 immediately upon filing pursuant to paragraph (b) of Rule 485
		[ ]  on (date) pursuant to paragraph (b) of Rule 485
		[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
		[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
		[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
		[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

	If appropriate, check the following box:

		[ ] 	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       CALCULATION OF REGISTRATION FEE


                              Proposed       Proposed
Title of                      Maximum        Maximum          Amount
Securities      Amount        Offering       Aggregate          of
Being            Being        Price Per      Offering      Registration
Offered        Registered     Share (1)       Price            Fee
------------------------------------------------------------------------
Strong         $500,000,000     $1         $500,000,000       $100,000
Heritage
Money Fund-
Common Stock

(1) Computed under Rule 457(d) on the basis of the offering price per share at the close of business on November 16, 1995.



                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 1 meets all the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, and that it has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 16th day of November, 1995.

                                   			STRONG HERITAGE RESERVE SERIES, INC.
                                 					(Registrant)


                                 					BY: /s/ John Dragisic
                                         ------------------------
                                        	John Dragisic, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

Name                         Title                                Date

/s/ John Dragisic            President (Principal Executive   November 16, 1995
---------------------        Officer) and a Director
John Dragisic


/s/ Ronald A. Neville        Treasurer (Principal Financial   November 16, 1995
---------------------        and Accounting Officer)
Ronald A. Neville


/s/ Richard S. Strong        Chairman of the Board and a      November 16, 1995
---------------------        Director
Richard S. Strong

/s/ Marvin E. Nevins         Director                         November 16, 1995
---------------------
Marvin E. Nevins*

/s/ Willie D. Davis          Director                         November 16, 1995
---------------------
Willie D. Davis*

/s/ William F. Vogt          Director                         November 16, 1995
---------------------
William F. Vogt*

/s/ Stanley Kritzik          Director                         November 16, 1995
---------------------
Stanley Kritzik*



* Thomas P. Lemke signs this document pursuant to powers of attorney filed with the Registration Statement of Registrant filed on or about May 16, 1995.

                                          By: /s/ Thomas P. Lemke
                                              -----------------------
                                              Thomas P. Lemke




                                 EXHIBIT INDEX

                                                                     EDGAR
Exhibit No.       Exhibit                                         Exhibit No.
-----------       -------                                         -----------

(1)               Amended and Restated Articles ofIncorporation   EX-99.B1(1)

(2)               Bylaws                                          EX-99.B2(2)

(3)               Inapplicable

(4)               Specimen Stock Certificate                      EX-99.B4(2)

(5)               Investment Advisory Agreement                   EX-99.B5(3)

(6)               Distribution Agreement                          EX-99.B6(2)

(7)               Inapplicable

(8)               Custody Agreement                               EX-99.B8(2)

(9)               Shareholder Servicing Agent Agreement           EX-99.B9(2)

(10)              Opinion of Counsel                              EX-99.B10

(11)              Inapplicable

(12)              Inapplicable

(13)              Subscription Agreement                          EX-99.B13(2)

(14.1) Amended Prototype Defined Contribution Retire- EX-99.B14.1(2) ment Plan with Standardized Adoption Agreements

(14.2)            Amended Individual Retirement Custodial Account EX-99.B14.2(2)

(14.3)            Amended Section 403(b)(7) Retirement Plan       EX-99.B14.3(2)

(15)              Inapplicable

(16)              Inapplicable

(17)              Inapplicable

(18)              Power of Attorney                                EX-99.B18(1)
------------------
(1) Incorporated herein by reference to the Registration Statement on Form N-1A of Registrant filed on or about May 16, 1995.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Registrant filed on or about June 23, 1995.

(3)	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the
    Registration Statement on Form N-1A of Registrant filed on or about June 29, 1995.